Note 10 - Stockholders' Equity (Details Textual)										1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 28, 2024 USD ($)	Jul. 18, 2023 USD ($) shares	Jun. 02, 2023 USD ($) $ / shares shares	May 24, 2023 USD ($) $ / shares shares	Apr. 02, 2023 USD ($) shares	Oct. 31, 2022 USD ($) shares	Oct. 13, 2022 USD ($) $ / shares shares	Jul. 02, 2021 $ / shares shares	Oct. 15, 2020 $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Preferred Stock, Shares Authorized (in shares)												60,000,000		60,000,000		60,000,000	60,000,000
Common Stock, Shares Authorized (in shares)												300,000,000		300,000,000		300,000,000	300,000,000
Common Stock, Shares, Issued (in shares)												1,545,920		1,545,920		1,258,460	648,384
Common Stock, Shares, Outstanding (in shares)												1,545,920		1,545,920		1,258,460	648,384
Preferred Stock, Shares Outstanding (in shares)												33,835		33,835		14,000	0
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares												$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Dividend Rate, Percentage														25.00%
Preferred Stock, Liquidation Preference, Value | $												$ 40,312,000		$ 40,312,000		$ 16,205,500	$ 0
Standby Equity Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			100,000	97,000			20,111
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares							$ 0.001
Stock Purchase Agreement, Value of Shares Authorized for Issuance | $												$ 8,000,000		$ 8,000,000		8,000,000
Percentage of Market Price							95.00%
Percentage of Ownership Limitation							9.99%
Percentage of Exchange Cap							19.90%
Threshold Value of Applicability of Exchange Cap (in dollars per share) | $ / shares							$ 9.33
Payment of Structuring Fee | $							$ 10,000
Share-Based Payment Arrangement, Expense | $						$ 298,000	193,665										491,665
Denominator for Calculating, Additional Shares to be Issued | $							$ 120,000
Stock Issued During Period, Shares, Issued for Services (in shares)						33,333
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 2.82	$ 3.89
Stock Issued During Period, Value, New Issues | $			$ 282,100	$ 377,000									$ 659,000			$ 659,100	$ 0
Class of Warrant or Right, October 14, 2025 Expiration [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									2,083			2,083		2,083
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares									$ 450			$ 450		$ 450
Class of Warrant or Right, Exercise Price, Percentage of Initial Offering Price									125.00%
Warrants and Rights Outstanding, Term (Year)									5 years
Class of Warrant or Right, July 1, 2026 Expiration [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								13,333				13,333		13,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 187.5				$ 187.5		$ 187.5
Class of Warrant or Right, Exercise Price, Percentage of Initial Offering Price								125.00%
Warrants and Rights Outstanding, Term (Year)								5 years
Senior Secured Convertible Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage		25.00%			25.00%							25.00%		25.00%	25.00%	25.00%	25.00%
Exchange Agreement, Senior Secured Convertible Promissory Note for Preferred Shares [Member]
Debt Conversion, Original Debt, Amount | $	$ 8,000,000	$ 6,000,000			$ 8,000,000					$ 7,200,000	$ 8,000,000	$ 2,400,000		$ 17,600,000	$ 14,000,000	$ 14,000,000	$ 0
Debt Conversion, Converted Instrument, Shares Issued (in shares)		6,000			8,000					8,837.58	8,000	2,997				14,000
Number of Individual Promissory Notes Exchanged		3			4
Debt Instrument, Face Amount of Individual Promissory Notes Exchanged | $		$ 2,000,000			$ 2,000,000
Series A-1 Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)												24,000,000		24,000,000		24,000,000	24,000,000
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)												16,500,000		16,500,000		16,500,000	16,500,000
Series C Convertible Voting Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)												14,000		14,000		14,000
Stock Issued During Period, Shares, New Issues (in shares)		6,000			8,000
Preferred Stock, Shares Outstanding (in shares)																14,000
Preferred Stock, Dividend Rate, Percentage																25.00%
Preferred Stock, Liquidation Preference, Value | $												$ 18,833,000		$ 18,833,000		$ 16,205,500	$ 0
Stock Issued During Period, Value, New Issues | $																$ 14,000,000